Dividends (Tables)	12 Months Ended
Sep. 30, 2021
Other Liabilities Disclosure [Abstract]
Summary of Dividends Declared by Board of directors
The Company’s Board of Directors declared the following dividends during the fiscal years ended September 30, 2021, 2020 and 2019:

Declaration Date	Dividends Per Ordinary Share	Record Date	Total Amount	Payment Date

August 4, 2021	$0.36	September 30, 2021	$44,956	October 29, 2021
May 12, 2021	$0.36	June 30, 2021	$45,580	July 23, 2021
February 2, 2021	$0.36	March 31, 2021	$45,958	April 23, 2021
November 10, 2020	$0.3275	December 31, 2020	$42,850	January 22, 2021
August 5, 2020	$0.3275	September 30, 2020	$43,084	October 23, 2020
May 7, 2020	$0.3275	June 30, 2020	$43,568	July 24, 2020
February 4, 2020	$0.3275	March 31, 2020	$43,723	April 24, 2020
November 12, 2019	$0.285	December 31, 2019	$38,357	January 24, 2020
August 7, 2019	$0.285	September 30, 2019	$38,413	October 25, 2019
May 14, 2019	$0.285	June 28, 2019	$38,730	July 19, 2019
February 5, 2019	$0.285	March 29, 2019	$39,084	April 19, 2019
November 8, 2018	$0.250	December 31, 2018	$34,755	January 18, 2019